-------------------------------
                                                          OMB APPROVAL
                                                 -------------------------------
                                                    OMB NUMBER 3235-0570
                                                    EXPIRES: NOV. 30, 2006
                                                    ESTIMATED AVERAGE BURDEN
                                                    HOURS PER RESPONSE: 19.3
                                                 -------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERRTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number :      811-10301
                                     --------------------


                              ASHPORT MUTUAL FUNDS
                              --------------------
               (Exact name of registrant as specified in charter)


                         800 Brickell Avenue, Suite 103
                              MIAMI, FLORIDA 33131
                              --------------------
                    (Address of principal executive offices)


                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Brickell Avenue, Suite 103
                              MIAMI, FLORIDA 33131
                              --------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------


Date of fiscal year end:  NOVEMBER 30
                         -------------


Date of reporting period:  MAY 31, 2004
                          ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders - Semi-Annual Report dated May 31, 2004.

                                                            ASHPORT MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                            FINANCIAL STATEMENTS

                                                                    MAY 31, 2004

                                                                     SEMI-ANNUAL

C O N T E N T S

                                                                       Page
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (UNAUDITED)

            Letter to Our Shareholders                                  2

            Schedules of Investments                                  3 - 7

            Statement of Assets and Liabilities                         8

            Statements of Operations                                    9

            Statements of Changes in Net Assets                      10 - 12

            Financial Highlights                                     13 - 15

            Notes to Financial Statements                            16 - 24

          ............................................................

ASHPORT MUTUAL FUNDS

Dear Shareholders,

                                                                   July 12, 2004

      During the first part of 2004, the economy shifted into high gear. Corporate earnings consistently beat Wall Street's expectations. Consumer spending continued to fuel the economy and after a multi-year drought companies began to ramp up their spending.

      The equity markets, however, had an ambivalent reaction to the positive economic data. Initially the markets rose steadily through February. Then, the difficult situation in Iraq, constant fear of terrorism, rising oil prices and the fear of rising interest rates led to a pullback this spring. Looking ahead, the 2004 presidential election and international security will dominate the headlines. It is likely that these events will continue to distract investors.

      Finally, we want to thank you for the confidence you have placed in Ashport. It is our goal not only to find the best investments for you, but also to continue to earn your trust in every aspect of our business.

Respectfully submitted,


Joseph Turnes                                   David Vurgait
StateTrust Capital, CEO &                       President
Chief Investment Officer

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED) - LARGE CAP FUND
MAY 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
       SHARES                                DESCRIPTION                                                MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       COMMON STOCKS -73 %
                       US COMMON STOCK HOLDINGS-71%
                       Energy - 3%
               751           Pioneer Nat Res                                                                              $23,243

                       Consumer-Cyclical - 13%
               551           Amazon (a)                                                          26,724
               880           Home Depot                                                          31,610
               578           Bed Bath & Beyond (a)                                               21,536
               481           DR Horton                                                           13,901
               429           Lowes                                                               22,981
                                                                                         -------------------
                                                                                                                          116,752

                       Financials - 23%
               842           Bank of  New York                                                   25,319
              1467           E*trade (a)                                                         16,738
              1179           MBNA                                                                29,947
               956           Morgan Stanley                                                      51,156
               599           Merrill Lynch                                                       34,023
               678           New Century Financial                                               29,568
               336           Lehman Bros.                                                        25,418
                                                                                         -------------------
                                                                                                                          212,169

                       Health Care - 9%
               424           Amgen (a)                                                           23,193
               612           Johnson & Johnson                                                   34,095
               791           USANA Health Sciences (a)                                           22,021
                                                                                         -------------------
                                                                                                                           79,309

                        Capital Goods- 8%
               979           General Electric                                                    30,466
               409           Johnson Controls Inc                                                22,053
              1007           Louisiana Pac Corp                                                  23,262
                                                                                         -------------------
                                                                                                                           75,781

                       Technology - 15%
               580           Cisco Systems (a)                                                   12,975
               990           Altera (a)                                                          22,661
               778           Intel                                                               22,212
               874           Texas Instruments                                                   22,820
              1579           Hewlett-Packard                                                     33,538
               951           Microsoft                                                           24,944
                                                                                         -------------------
                                                                                                                          139,150

                       Foreign-2%
                       Financials - 2%
               486           Montpelier Re Holding                                                                         16,952
                             TOTAL COMMON STOCKS (COST $688,331) -73%                                                     663,356
------------------------------------------------------------------------------------------------------------------------------------

           250,097     Evergreen Institutional Money Market Fund-27%                                                      250,097
------------------------------------------------------------------------------------------------------------------------------------
                       Other assets and liabilities-(0%)                                                                    (516)
------------------------------------------------------------------------------------------------------------------------------------
                       NET ASSETS- 100%                                                                         $         912,937
------------------------------------------------------------------------------------------------------------------------------------

 (a) Non-income producing.

                            See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED) - SMALL/MID CAP FUND
MAY 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
       SHARES                                DESCRIPTION                                                MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
                       COMMON STOCK -73%
                       US COMMON STOCK HOLDINGS-67%
                       Basic Materials - 3%
                39           NVR (a)                                                                           $       17,852

                       Consumer-Cyclical -11%
               224            Corinthian Colleges (a)                                            6,364
               386            DR Horton                                                         11,155
               814            Dollar General                                                    15,792
               338            Hot Topic (a)                                                      7,328
               500            Ross Stores                                                       13,095
               314            Williams Sonoma (a)                                               10,032                  63,766
                                                                                         ------------------

                       Consumer Staples - 2%
               924           Del Monte Foods  (a)                                                                        9,490

                       Transportation - 2%
              2132           Atlantic Coast (a)                                                                         12,003

                       Energy - 7%
               540           Cimarex Energy Co. (a)                                             15,223
               456            Pioneer Nat Res                                                   14,113
               314           Sempra Energy                                                      10,478                  39,814
                                                                                         ------------------

                       Financials - 13%
               317           Amerigroup (a)                                                     13,368
               455           Gallagher Arthur & Co                                              14,492
               652           E Trade Financial (a)                                               7,439
               211           New Century Financial                                               9,202
               668           The First American                                                 17,341
               394           WR Berkley                                                         16,450                  78,292
                                                                                         ------------------

                       Health Care - 15%
               632           Amphenol Corp (a)                                                  20,603
               810           Health Management Associates                                       17,812
               272           Omnicare Inc.                                                      11,696
               476           Par Pharmaceuticals (a)                                            20,063
               484           Sybron Dental (a)                                                  13,185
               347           USANA Health Sciences                                               9,660                  93,019

                       Technology - 14%
               360           Affiliated Computer Services (a)                                   17,935
               257           Engineered                                                         13,415
               498           Intel                                                              14,219
              1026           UTSTARCOM Inc                                                      31,929
               223           Qlogic (a)                                                          6,846                  84,344
                                                                                         ------------------

                       Foreign - 6%
                         Financials - 6%
               335           Montpelier                                                         11,685
               497           Renaissancre                                                       26,266                  37,951
------------------------------------------------------------------------------------------------------------------------------------

                             TOTAL COMMON STOCKS (COST $463,628) - 73%                                                 436,491
------------------------------------------------------------------------------------------------------------------------------------

           154,638     Evergreen Institutional Money Market Fund-26%                                                   154,638
------------------------------------------------------------------------------------------------------------------------------------

                       Other assets and liabilities-1%                                                                   9,901
------------------------------------------------------------------------------------------------------------------------------------

                       NET ASSETS-100%                                                                         $      601,030
------------------------------------------------------------------------------------------------------------------------------------

(a)   Non-income producing.

                            See accompanying notes.

ASHPORT MUTUAL FUNDS
SCHEDULE OF INVESTMENTS (UNAUDITED) - GLOBAL FIXED INCOME FUND
MAY 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT                              DESCRIPTION                                             MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS - 69%
CORPORATE BONDS- 29%
                       Capital Goods - 5%
            10,000           McDonnell Douglas 6.875% Due 11/1/06                             10,743
            10,000           Raytheon 6.750% Due 8/15/07                                      10,851
                                                                                      -------------------
                                                                                                                      $21,594

                       Energy - 3%
            10,000           Southwestern Electric Power 7.000% Due 9/1/07                                            10,929

                       Financials - 6%
            20,000           Bank One Corp. 4.9% Due 04/30/15                                 18,660
             7,000           GMAC Smartnote 7.000% Due 10/15/11                                7,070
                                                                                      -------------------
                                                                                                                       25,730

                       Consumer Staples - 5%
            20,000            Hertz Corp 6.25% Due 03/15/09                                                            20,212

                       Consumer Cyclical - 5%
            20,000           General Motors 7.25% Due 03/02/11                                                         20,876

                       Communication Services - 5%
            20,000           AT&T Corp 7.3% Due 11/15/11                                                               21,568

Foreign - 39%
                       Russia - 5%
            20,000           Russian Fed. 8.25% Due 03/31/10                                                           21,600

                       Dominican- 3%
            20,000           Dominican Republic 9.04% Due 01/23/13                                                     13,200

                       Brazil - 4%
            20,000           Fed. Brazil 10.0% Due 08/07/11                                                            18,650

                       Colombia - 5%
            20,000           Colombia 10.0% Due 01/23/12                                                               20,250

                       Ecuador- 4%
            20,000           Republic of Ecuador 12.0% 11/15/12                                                        18,100

                       World-6%
            25,000            European Bank 6.25% Due 05/09/18                                                         25,098

                       Turkey- 5%
            20,000            Turkey Republic 10.5% Due 01/13/08                                                       21,200

                       Netherland - 7%
            30,000           RaboBank 8.25% Due 11/14/18                                                               28,800

------------------------------------------------------------------------------------------------------------------------------------

                             TOTAL BONDS (AMORTIZED COST $299,392)                                                    287,807
------------------------------------------------------------------------------------------------------------------------------------

           161,020     Evergreen Institutional Money Market Fund-39%                                                  161,020
------------------------------------------------------------------------------------------------------------------------------------

                       Other assets and liabilities - (8%)                                                           (32,085)
------------------------------------------------------------------------------------------------------------------------------------
                       NET ASSETS - 100%                                                                             $416,742
------------------------------------------------------------------------------------------------------------------------------------

                            See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
AS OF MAY 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ASSETS                                                        Large Cap           Small/Mid Cap         Global Fixed
                                                                Fund                  Fund               Income Fund
---------------------------------------------------------------------------------------------------------------------
Investment in securities, at value (cost $688,331,
     $463,628, & $299,392 respectively) (Note 4)              $ 913,453             $ 591,129             $ 448,827
Cash                                                                  0                     0                     0
Dividends receivable                                                323                   131                    --
Interest receivable & accrued interest                               --                    --                 4,647
Receivable for investment securities sold                            --                 9,767                    --
Receivable for reimbursement (Note 3)                               305                   728                   929
---------------------------------------------------------------------------------------------------------------------

            Total assets                                      $ 914,081               601,755               454,403
---------------------------------------------------------------------------------------------------------------------

LIABILITIES

---------------------------------------------------------------------------------------------------------------------

Due to distributor (Note 3)                                       1,144                   725                 1,063
Payable for securities purchased                                     --                    --                36,598
---------------------------------------------------------------------------------------------------------------------

            Total liabilities                                     1,144                   725                37,661
---------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                      912,937               601,030               416,742
---------------------------------------------------------------------------------------------------------------------

Net assets consist of the following:

      Paid-in Capital                                           895,537               621,582               432,055
      Undistributed net investment loss                         (11,523)              (11,493)               (1,693)
      Undistributed realized gain (loss)                         53,798                18,078                  (994)
      Net unrealized gain (loss) on investments                 (24,975)              (27,137)              (12,626)
---------------------------------------------------------------------------------------------------------------------

            Total                                               912,937               601,030               416,742
---------------------------------------------------------------------------------------------------------------------
Class  A
     Net Asset Value Per Share                                     8.56                  9.41                  9.40

     Offering Price Per Share                                      8.99                  9.88                  9.87

Class C
     Net Asset Value Per Share                                     8.39                  9.30                  9.34

     Offering Price Per Share                                      8.47                  9.39                  9.43

                            See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED MAY 31, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                               Large Cap      Small/Mid       Global Fixed
                                                                 Fund          Cap Fund        Income Fund
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends1                                                  4,332           2,016        $  6,330
      Interest                                                       --              --           1,124
------------------------------------------------------------------------------------------------------------
            Total revenues                                        4,332           2,016           7,454
------------------------------------------------------------------------------------------------------------

EXPENSES
      Investment advisory fees (Note 3)                           4,941           3,460           1,032
      Administration fees (Note 3)                                  998             699             516
      Distribution (12b-1) fees (Note 3)
           Class A                                                  316             276             207
           Class C                                                2,737           1,702           1,209
      Trustee fees (Note 3)                                       1,159           1,159           1,159
      Custody fees                                                2,406           2,406           2,406
      Insurance                                                     596             596             596
      Printing                                                      500             500             500
      Professional fees                                          15,312          15,312          15,312
------------------------------------------------------------------------------------------------------------
            Total expenses                                       28,965          26,110          22,937
            Fees waived/expenses
                  reimbursed (Note 3)                           (18,173)        (18,176)        (18,003)
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                  Net expenses                                   10,792           7,934           4,934
------------------------------------------------------------------------------------------------------------

NET INVESTMENT GAIN (LOSS)                                       (6,460)         (5,918)          2,520
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
      Net realized gain on investments                           46,647          12,181              --
      Change in unrealized gain (loss) on investments           (15,025)        (33,110)        (13,308)
------------------------------------------------------------------------------------------------------------

NET GAIN ON INVESTMENTS                                          31,622         (20,929)        (13,308)
------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
      NET ASSETS RESULTING FROM OPERATIONS                       25,162         (26,847)        (10,788)
------------------------------------------------------------------------------------------------------------

1 Dividends include proceeds received from the money market dividends as well as cash dividends from stocks.

                            See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) - LARGE CAP FUND
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                    SIX MONTHS       Year Ended
                                                                                   MAY 31, 2004    Nov. 30, 2003
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
      Net investment income (loss)                                                 ($  6,460)       ($  4,235)
      Net realized gain (loss) on investments                                         46,647           94,484
      Change in unrealized gain (loss) on investments                                (15,025)         (10,237)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations                 25,162           80,012

CAPITAL GAIN DISTRIBUTION                                                            (80,294)
CAPITAL SHARE TRANSACTIONS (NOTE 6)                                                  362,717          491,013
------------------------------------------------------------------------------------------------------------------

      TOTAL INCREASE IN NET ASSETS                                                   307,585          571,025

NET ASSETS - BEGINNING                                                               605,352           34,327
------------------------------------------------------------------------------------------------------------------

NET ASSETS - ENDING (including undistributed
  net investment loss of $6,460)                                                     912,937        $ 605,352
------------------------------------------------------------------------------------------------------------------

                            See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) - SMALL/MID CAP FUND
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED     Year Ended
                                                                       MAY 31, 2004      Nov. 30, 2003
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
      Net investment Income (loss)                                          (5,918)       ($  4,529)
      Net realized gain on investments                                      12,181           20,805
      Change in unrealized gain on investments                             (33,110)           5,420
-------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting                      26,847           21,696
      from operations

CAPITAL GAIN DISTRIBUTION                                                  (15,356)
CAPITAL SHARE TRANSACTIONS (NOTE 6)                                        183,068          387,382
-------------------------------------------------------------------------------------------------------

      TOTAL INCREASE IN NET ASSETS                                         140,864          409,078

NET ASSETS - BEGINNING                                                     460,166           51,088
-------------------------------------------------------------------------------------------------------

NET ASSETS - ENDING (including undistributed
  net investment loss of $5,918)                                           601,030        $ 460,166
-------------------------------------------------------------------------------------------------------

                            See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) - GLOBAL FIXED INCOME FUND
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED   Year Ended
                                                                           MAY 31, 2004     Nov. 30, 2003
---------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
      Net investment Income (loss)                                               2,520        ($  4,711)
      Net realized gain (loss) on investments                                       --            1,237
      Change in unrealized gain (loss) on investments                          (13,308)           1,196
---------------------------------------------------------------------------------------------------------
     Net decrease in net assets resulting from operations                       (2,278)         (10,788)

CAPITAL SHARE TRANSACTIONS  (NOTE 6)                                            22,113          376,609
---------------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                    11,325          374,331

NET ASSETS - BEGINNING                                                         405,417           31,788
---------------------------------------------------------------------------------------------------------

NET ASSETS - ENDING (including undistributed
  net investment (loss) income of ($2,520)                                     416,742        $ 405,417
---------------------------------------------------------------------------------------------------------

                            See accompanying notes.

ASHPORT MUTUAL FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED) - LARGE CAP FUND
--------------------------------------------------------------------------------

                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED MAY31, 2004         Year Ended Nov. 30,2003      Dec. 18, 2001
                                                                                                                    - Nov. 30, 2002
                                                    --------------------------------------------------------------------------------
                                                       CLASS A          CLASS C         Class A        Class C 2       Class A 3
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share of the fund outstanding
      throughout the period):
      Net asset value, beginning of period           $       9.26    $       9.22    $       7.53    $       7.28    $      10.00
------------------------------------------------------------------------------------------------------------------------------------
      Operations
           Net investment loss                              (0.07)          (0.07)          (0.12)          (0.12)          (0.16)
        Net realized and unrealized gain (loss)
        on investments                                       0.58            0.45            1.85            2.06           (2.31)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                       0.51            0.38            1.73            1.94           (2.47)
------------------------------------------------------------------------------------------------------------------------------------
Capital gain distribution                                   (1.21)          (1.21)

   Net asset value, end of period                            8.56            8.39    $       9.26    $       9.22    $       7.53
------------------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:

Total return (loss)1                                         5.51%           4.12%          22.97%          26.65%         (24.70%)

Net Assets, end of period                                 287,112         625,825    $    218,054    $    387,298    $     34,327
------------------------------------------------------------------------------------------------------------------------------------
   RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------

  Expenses before fees waived and expenses
  reimbursed                                               7.19%2          7.33%2           13.88%        13.66%2         87.30%2

  Fees waived and expenses reimbursed                      (4.512)        (4.60 2          (11.20%)     (11.02%2)       (83.38%2)
------------------------------------------------------------------------------------------------------------------------------------

      Net expenses                                         2.68%2          2.73%2            2.68%         2.64%2          3.92%2
------------------------------------------------------------------------------------------------------------------------------------
      Net investment loss                                (1.60%2)        (1.63%2)           (1.45%)      (1.42%2)        (2.73%2)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                            231%                            826%                    298%
------------------------------------------------------------------------------------------------------------------------------------

1 Sales fees are not reflected and total return is not annualized for periods less than one year.

2     Annualized.

3     As of November 30, 2002, no "Class C" shares had been issued.

                            See accompanying notes.

ASHPORT MUTUAL FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED) - SMALL/MID CAP FUND
--------------------------------------------------------------------------------

                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED MAY 31, 2004      Year Ended Nov. 30,2003        Dec. 18, 2001
                                                                                                                    - Nov. 30, 2002
                                                    --------------------------------------------------------------------------------
                                                         CLASS A        CLASS C        Class A       Class C 2      Class A 3
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock outstanding
      throughout the period):
      Net asset value, beginning of period             $     10.11    $     10.07    $      9.83    $      8.71    $     10.00
------------------------------------------------------------------------------------------------------------------------------------
      Operations
            Net investment loss                              (0.10)         (0.10)         (0.17)         (0.16)         (0.20)
            Net realized and unrealized gain (loss)
                  on investments                             (0.27)         (0.34)          0.45           1.52           0.03
------------------------------------------------------------------------------------------------------------------------------------
                  Total from investment operations            0.28           1.36          (0.17)         (0.37)         (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Capital distribution                                         (0.33)         (0.33)
Net asset value, end of period                                9.41           9.30    $     10.11    $     10.07    $      9.83
------------------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:

Total return (loss)1                                         (3.66%)        (4.37%)         2.85%         15.61%         (1.70%)
Net Assets, End of Period                                  223,291        377,739    $   219,918    $   240,248    $    51,088
------------------------------------------------------------------------------------------------------------------------------------
   RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------

      Expenses before fees waived and expenses
            reimbursed                                      9.33%2         9.45%2          18.74%       15.94%2        70.92%2
      Fees waived and expenses reimbursed                  (6.49)2        (6.58)2         (15.76)     (13.41%2)      (67.01%2)
------------------------------------------------------------------------------------------------------------------------------------

      Net expenses                                          2.83%2         2.87%2           2.98%        2.54%2         3.91%2
------------------------------------------------------------------------------------------------------------------------------------

      Net investment loss                                 (2.11%2)       (2.14%2)          (2.21%)     (1.88%2)       (3.16%2)
------------------------------------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                              84%                           374%                  9%
------------------------------------------------------------------------------------------------------------------------------------

1 Sales fees are not reflected and total return is not annualized for periods less than one year.

2     Annualized.

3     As of November 30, 2002, no "Class C" shares had been issued.

                            See accompanying notes.

ASHPORT MUTUAL FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED)  - GLOBAL FIXED INCOME FUND
--------------------------------------------------------------------------------

                                                    --------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED MAY31, 2004        Year Ended Nov. 30,2003       Dec. 18, 2001
                                                                                                                    - Nov. 30, 2002
                                                    --------------------------------------------------------------------------------
                                                        CLASS A          CLASS C        Class A       Class C 2         Class A 3
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share of capital stock outstanding
      throughout the period):
      Net asset value, beginning of period             $      9.66    $       9.60    $       9.54   $       9.65    $      10.00
------------------------------------------------------------------------------------------------------------------------------------
      Operations
            Net investment income (loss)                      0.06            0.06            0.04          (0.14)           0.21
            Net realized and unrealized gain (loss)
                  on investments                             (0.32)          (0.32)           0.08           0.09           (0.67)
------------------------------------------------------------------------------------------------------------------------------------
                  Total from investment operations           (0.05)          (0.46)          (0.26)         (0.26)           0.12
------------------------------------------------------------------------------------------------------------------------------------

      Net asset value, end of period                          9.40            9.34    $       9.66   $       9.60    $       9.54
------------------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:

Total return (loss)1                                         (2.69%)         (2.71%)          1.26%         (0.52%)         (4.60%)

Net Assets, End of Period                                  161,877         254,865    $    166,334   $    239,785    $     31,788
------------------------------------------------------------------------------------------------------------------------------------
   RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
      Expenses before fees waived and expenses               13.92%                                       13.90%2         75.61%2
            reimbursed                                                                                    11.13%2         11.20%2
      Fees waived and expenses reimbursed                  (8.66 2          (8.712)         (10.44)       (10.422)        (71.692)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                            2.47%           2.49%           3.48%        3.48%2          3.92%2
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                            1.22%           1.23%          (1.73%)     (1.73%2)          2.33%2
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                0%                            196%                    148%
------------------------------------------------------------------------------------------------------------------------------------

1 Sales fees are not reflected and total return is not annualized for periods less than one year.

2     Annualized.

3     As of November 30, 2002, no "Class C" shares had been issued.

ASHPORT MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 1. ORGANIZATION AND RELATED MATTERS (UNAUDITED)
--------------------------------------------------------------------------------

            FUNDS' ORGANIZATION

            Ashport Mutual Funds (the "Trust") was organized as a Massachusetts business trust on May 24, 2001 and is registered under the
            Investment Company Act of 1940, as amended, as an open-end management investment company. The Ashport Large Cap Fund, Ashport Small/Mid Cap Fund, and Ashport Global Fixed Income Fund, formerly known as Ashport Fixed Income Fund (collectively the "Funds") are separate investment portfolios of the Trust. Each of the Funds operates as an independent mutual fund, issuing and redeeming shares for capital activity and investing in various types of financial instruments based on the respective Fund's investment objectives. The Large Cap Fund and Small/Mid Cap Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Global Fixed Income Fund normally invests primarily in global fixed income securities and seeks current income.

            Prior to September 16, 2003, the Global Fixed Income Fund was known as the Fixed Income Fund and was managed under a different investment policy. All operations and activity for the year ended November 30, 2003, are reflected in these financial statements under the Global Fixed Income Fund name.


--------------------------------------------------------------------------------
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

            USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

            The preparation of financial statements in conformity with accounting principles generally accepted accounting principles
            (GAAP) in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

            PORTFOLIO VALUATION

            Investments in securities traded on a national securities exchange are valued at the last quoted sales price on the securities exchange on which such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities and other assets listed on a foreign exchange or through any system providing for same day publication of actual prices are valued at the last quoted sale price available before the time when assets are valued. Securities for which quotations are not readily available are valued at fair value as determined by the Investment Adviser under the direction of the Board of Trustees. Fixed Income securities available are valued at fair value as determined by the Investment Advisor purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (e.g., pricing services or dealer quotations).

            SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

            Security transactions are accounted for on a trade date plus one basis. Net realized gains or losses on sales of securities are determined by the first in first out method (FIFO). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have past are recorded as soon as the Fund is informed of such a dividend in the exercise of reasonable diligence. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

            SHARE CLASS ALLOCATIONS

            Income, fees, and expenses (other than class-specific fees and expenses), realized and unrealized gains and losses are allocated daily among the various share classes based on their relative outstanding shares. Class specific fees and expenses are charged directly to the applicable share class.

            DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

            Dividends and distributions paid to shareholders, if any, are recorded on the ex-dividend date.

            INCOME TAXES OF THE FUNDS

            Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes a majority of taxable or tax-exempt income, if any, for its tax year-end.

            Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

--------------------------------------------------------------------------------
NOTE 3. RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------


            StateTrust Capital, LLC, a registered investment adviser, (the Investment Adviser), also serves as the administrator and transfer agent for all of the Funds. Additionally, StateTrust Investments, Inc., a registered broker-dealer, has been engaged to be the distributor of the Funds' shares. Both of these entities are related to the Trust and Funds by virtue of common management. Each Fund is responsible for its own direct expenses; however, the Investment Adviser has agreed to absorb all start-up and organizational costs of the Funds and to bear operating expenses of the Funds to the extent necessary to limit each Fund's annualized expenses to 3.5% in accordance with the Expense Waiver and Reimbursement Agreement, as disclosed below. Effective March 1, 2004, the Investment Adviser has agreed to lower the expense cap to 3.0%. Effective June 1, 2004, the Investment Adviser has agreed to lower the expense cap to 2.5%. The expense cap is calculated at the fund level. Since the funds are multi-class funds, the expenses for a particular class maybe higher or lower than the expense cap.

            INVESTMENT ADVISORY AGREEMENT

            StateTrust Capital, LLC will earn investment advisory fees calculated daily and payable monthly, for performing investment advisory services for each Fund and each class of shares of the Funds as follows:

            Large Cap Fund              -    1.25% of average daily net assets
            Small/Mid Cap Fund          -    1.25% of average daily net assets
            Global Fixed Income Fund    -    0.50% of average daily net assets

            For the period ended May 31, 2004, investment advisory fees for the Large Cap Fund, Small / Mid Cap Fund and the Global Fixed Income Fund amounted to $4,941, $3,460 and $1,032, respectively.

            ADMINISTRATION AGREEMENT

            Each Fund will pay StateTrust Capital, LLC 0.25% of the average net assets, calculated daily and paid on a monthly basis. For the period ended May 31, 2004, administrative fees for the Large Cap Fund, Small / Mid Cap Fund and the Global Fixed Income Fund amounted to $998, $699, and $516, respectively, and were included as administration fees in the accompanying statements of operations

            EXPENSE WAIVER AND REIMBURSEMENT AGREEMENT

            Pursuant to the Expense Waiver and Reimbursement Agreement (the "Agreement") and the Investment Advisory Agreement, the Investment Adviser has agreed to reduce all or a portion of its management fee and, if necessary, reimburse expenses associated with operating the Funds to the extent necessary to limit annualized expenses of each Fund to 3.5%. Effective March 1, 2004, the Investment Adviser agreed to reduce the expense cap to 3.0% of the average daily net assets calculated at the fund level. Effective June 1, 2004, the Investment Adviser agreed to reduce the expense cap to 2.5% of the average daily net assets calculated at the fund level. Since the funds are multi-class funds, the expenses for a particular class may be higher or lower than the 2.5% expense cap. The Agreement is effective for the period of one year from the effective date of the Funds and shall continue in effect thereafter provided each such continuance is specifically approved by a majority of the Trustees of the Trust. The Agreement shall automatically terminate upon the termination of the Investment Advisory Agreement.

            Each Fund agrees to reimburse the Investment Adviser on a monthly basis such deferred fees, including any expenses borne by the Investment Adviser in later periods provided however, that a Fund is not obligated to pay any such fees more than three years after the end of the fiscal year in which the fee or expense was deferred. As of May 31, 2004, cumulative fees waived and expenses reimbursed amounted to $65,940, $68,169, and $64,829, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively. Should the Fund achieve and maintain a sufficient asset level to support repayment of these deferred amounts, an expense would be recorded in future periods to the extent that amount will not cause the Funds to exceed the stated percentage expense and time frame limitations. Below is a chart with the time frame on the expiration of expenses.


     -------------------------------------------------------------------------------------------------------------
                                     AMOUNT OF EXPENSES TO EXPIRE AS OF MAY 31, 2004
     -------------------------------------------------------------------------------------------------------------
                                December 1, 2005        December 1, 2006        December 1, 2007       Total
     -------------------------------------------------------------------------------------------------------------
     Ashport Large Cap                  -                    33,726                  32,214           65,940
     -------------------------------------------------------------------------------------------------------------
     Ashport Small/Mid Cap             121                   37,317                  30,731           68,169
     -------------------------------------------------------------------------------------------------------------
     Ashport Fixed Income               -                    36,100                  28,729           64,829
     -------------------------------------------------------------------------------------------------------------
     Total                            $121                   107,143                 91,674          198,938
     -------------------------------------------------------------------------------------------------------------

            For the period ended May 31, 2004, expenses reimbursed amounted to $15,669, $16,659, and $16,191, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively. These respectively combined amounts are included as fees waived/expenses reimbursed in the accompanying statements of operations.

            TRANSFER AGENT AGREEMENT

            StateTrust Capital, LLC serves as the Trust's transfer agent for no additional cost. Its services include shareholder recordkeeping, communications, and transaction processing.

--------------------------------------------------------------------------------
NOTE 3. RELATED PARTY TRANSACTIONS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


            DISTRIBUTION PLAN

            StateTrust Investment, Inc. serves as the Trust's distributor (the "Distributor"). The Funds' "Class A" shares are subject to a sales charge ranging from 2.25% up to 4.75% depending on the amount of purchase, and the Funds' "Class C" shares are subject to a sales charge of 1.00%. Additionally, all "Class A" shares and "Class C" shares for each Fund will be charged a 12b-1 distribution fee of .25% and 1.00% of the average daily net assets, respectively. Amounts owed to the distributor for 12b-1 fees are reduced by the net amount of sales fees retained by the distributor.

            Upon the termination of this agreement, the Funds shall pay to the distributor such compensation that is prorated for that part of the month in which the agreement is in effect, as may be payable for the period prior to the effective date of such termination.

            Distribution fees for the period ended May 31, 2004 amounted to $3,053 $1,978, and $1,416, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included as distribution (12b-1) fees in the accompanying statements of operations. At May 31, 2004, distribution fees due to the distributor amounted to $1,144, $725, and $1,063, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively and are included in the accompanying statements of assets and liabilities. See Note 6 for disclosures of sales charges earned by this affiliated distributor.

            TRUSTEES FEES

            Each independent Trustee of the Trust receives $500 for each regular meeting. For the period ended May 31, 2004, trustee fees expensed amounted to $1,159 for each Fund, and these amounts are included as trustee fees in the accompanying statements of operations.

            BROKERAGE COMMISSIONS

            The Distributor charged all three Funds a broker commission ranging from $23 to $25 per transaction. These commissions charged amounted to $3,600 $2,125 and $0 for the period ended May 31, 2004 for the Large Cap Fund, Small / Mid Cap Fund and the Global Fixed Income Fund, respectively.

--------------------------------------------------------------------------------
NOTE 4. INVESTMENT TRANSACTIONS (UNAUDITED)
--------------------------------------------------------------------------------


            Purchases and sales of investment securities were as follows for each Fund:

                                     Large Cap Fund          Small/Mid Cap Fund            Global Fixed
                                                                                            Income Fund
             ----------------------------------------------------------------------------------------------
             Purchase                 $1,696,747                   572,027                    346,211
             Sales                    $1,451,162                   358,017                          -
             ----------------------------------------------------------------------------------------------


            The Funds' cost basis in investments at May 31, 2004, were the same for both U.S. federal income tax and financial statement purposes, and amounted to $688,331, $463,628, and $299,392, for the Large Cap Fund, Small/Mid Cap Fund and Global Fixed Income Fund, respectively. The net unrealized gain (loss) and gross unrealized gain and gross unrealized loss for U.S. federal income tax and financial statement purposes, were as follows for each Fund:

                                                                                           Global Fixed
                                               Large Cap Fund      Small/Mid Cap Fund      Income Fund
             ----------------------------------------------------------------------------------------------
             Gross unrealized gain                  $9,821                 7,265                1,839
             Gross unrealized loss                (34,796)              (34,402)             (13,424)
             ----------------------------------------------------------------------------------------------
             Net unrealized gain (loss)           (24,975)              (27,137)             (11,586)
             ----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 5. DISTRIBUTIONS
--------------------------------------------------------------------------------

            For the year ended November 30, 2003, ordinary income distributions of $80,294 (or $1.21 per share) and $15,356 (or $0.33 per share), for the Large Cap Fund and Small/Mid Cap Fund, respectively, were declared on January 15, 2004, to be paid on January 20, 2004 to shareholders of record on November 30, 2003.

            As of November 30, 2003, the components of distributable earnings on an income tax basis, without giving effect to the January 15, 2004 distributions noted above, were as follows:

                                                                                                       Global Fixed
                                                              Large Cap Fund     Small/Mid Cap Fund    Income Fund
              --------------------------------------------------------------------------------------------------------
              Undistributed ordinary income (loss)               $  44,879           $8,598               ($1,037)
              --------------------------------------------------------------------------------------------------------
              Undistributed long-term capital losses                     -                                  -
              --------------------------------------------------------------------------------------------------------
              Capital loss carryforwards                                 -          ($1,003)              ($2,231)
              --------------------------------------------------------------------------------------------------------
              Unrealized gain (loss)                            ($  24,975)        ($27,137)             ($11,586)
              --------------------------------------------------------------------------------------------------------

            The capital loss carryforwards for the Small/Mid Cap Fund and the Global Fixed Income Fund will expire On November 30, 2008.

--------------------------------------------------------------------------------
NOTE 6. CAPITAL STRUCTURES AND SHARE TRANSACTIONS
--------------------------------------------------------------------------------

            Each Fund is comprised of an unlimited number of $0.01 par value "Class A" and "Class C" shares. Each class of shares is subject to varying fees as detailed in Note 3. Additionally, an investor's "Class C" shares are automatically converted to "Class A" shares, at no conversion cost 8 years after being purchased. Each Fund and class of shares has a $500 minimum initial investment and a $250 minimum on all subsequent investments.

            Shares of capital stock sold and redeemed for the Second Quarter ended May 31, 2004, were as follows:


              -----------------------------------------------------------------------------------------
                                                            LARGE CAP FUND
              -----------------------------------------------------------------------------------------
                                                  2004                              2003
                                         --------------------------------------------------------------
                                          SHARES          AMOUNT            Shares         Amount
              -----------------------------------------------------------------------------------------
              CLASS A
              -----------------------------------------------------------------------------------------
                 Shares Sold              10,255        $  87,884           19,503        $ 157,830
                 Shares Redeemed            (240)          (2,060)            (524)          (4,606)
              -----------------------------------------------------------------------------------------
                    Net Increase          10,015           85,824           18,979          153,224
              -----------------------------------------------------------------------------------------

              CLASS C
              -----------------------------------------------------------------------------------------
                 Shares Sold              33,407          283,638           49,651          368,475
                 Shares Redeemed            (801)          (6,745)          (7,632)         (30,686)
              -----------------------------------------------------------------------------------------
                    Net Increase          32,606          276,893           42,019          337,789
              -----------------------------------------------------------------------------------------


            Sales charges paid to the Distributor, whom is disclosed in Note 3, on Class A and Class C shares amounted to $150 and $1,929 & $4,559 and $2,632, respectively for the second quarter ended May 31, 2004, year ended November 30, 2003 and $24 for the period ended November 30, 2002.

--------------------------------------------------------------------------------
NOTE 6. CAPITAL STRUCTURES AND SHARE TRANSACTIONS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                         --------------------------------------------------------------------------------------------------------
                                                                              SMALL/MID CAP FUND
                         --------------------------------------------------------------------------------------------------------
                                                                   2004                                  2003
                                                    -----------------------------------------------------------------------------
                                                           SHARES            AMOUNT            Shares             Amount
                         --------------------------------------------------------------------------------------------------------
                         CLASS A
                         --------------------------------------------------------------------------------------------------------
                            Shares Sold                      2,292            $21,879           17,320           $164,635
                            Shares Redeemed                  (319)            (3,079)            (766)             (7,469)
                         --------------------------------------------------------------------------------------------------------
                               Net Increase                  1,973             18,800           16,554            157,166
                         --------------------------------------------------------------------------------------------------------
                         CLASS C
                         --------------------------------------------------------------------------------------------------------
                            Shares Sold                     17,531            171,787           27,126            241,785
                            Shares Redeemed                  (764)            (7,519)          (3,272)            (11,569)
                         --------------------------------------------------------------------------------------------------------
                               Net Increase                 16,767            165,611           23,854             230,216
                         --------------------------------------------------------------------------------------------------------

            Sales charges paid to the Distributor, whom is disclosed in Note 3, on Class A and Class C shares amounted to $0 and $1,338 & $4,587 and $3,612, respectively for the first quarter ended May 31, 2004, year ended November 30, 2003. No sales charges were paid for the period ended November 30, 2002.

                         -------------------------------------------------------------------------------------------------------
                                                                         GLOBAL FIXED INCOME FUND
                         -------------------------------------------------------------------------------------------------------
                                                                     2004                                 2003
                                                    ----------------------------------------------------------------------------
                                                            SHARES             AMOUNT           Shares          Amount
                         -------------------------------------------------------------------------------------------------------
                         CLASS A
                         -------------------------------------------------------------------------------------------------------
                           Shares Sold                           -                  -           13,886         $134,493
                           Shares Redeemed                       -                  -                -                -
                         -------------------------------------------------------------------------------------------------------
                              Net Increase                       -                  -           13,886          134,493
                         -------------------------------------------------------------------------------------------------------
                         CLASS C
                         -------------------------------------------------------------------------------------------------------
                            Shares Sold                      6,195             58,806           24,967          242,116
                            Shares Redeemed                  3,866             36,693                -                -
                         -------------------------------------------------------------------------------------------------------
                               Net Increase                  2,329             22,113           24,967          242,116
                         -------------------------------------------------------------------------------------------------------

            Sales charges paid to the Distributor, whom is disclosed in Note 3. On Class A and Class C shares amounted to $0 and $594, respectively for the second quarter ended May 31, 2004 respectively for the year ended November 30, 2003. No sales charges were paid for the period ended November 30, 2002

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)
--------------------------------------------------------------------------------

The Funds have adopted Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities ("portfolio proxies") held by a Fund. A description of the Funds' Proxy Voting Policies and Procedures is available without charge, upon request, by calling the Funds toll free at 888-282-2290. In addition, the Funds will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Funds' Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 888-282-2290 and (ii) on the SEC's website at WWW.SEC.GOV.

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------

David Vurgait, President and Trustee

Jeffrey Cimbal, CFO and Trustee

Brian Barrett, Trustee

Jaime Maya, Trustee

Timothy Burch, Trustee

Anthony Golden, Trustee

--------------------------------------------------------------------------------
PRIVACY INFORMATION STATEMENT (UNADUITED)
--------------------------------------------------------------------------------

As required by the Securities and Exchange Commission and the Federal Trade Commission, the Privacy Policy below explains our handling of information that we have in our records that is personal and private to you. It reiterates our commitment to keeping that information private.

In the course of doing business with you, we collect nonpublic information about you from the following sources:

o Information we receive from you on applications or other forms, such as social security numbers, personal financial information, occupation, and birth date;

o Information about your transactions with us, our affiliates or others such as payment history, account balances, assets, past transactions; and

o Information we collect from you through your account inquiries by mail, e-mail or telephone.

We do not disclose any nonpublic personal information about our customers or former customers to any nonaffiliated third party, except with prior consent or as permitted by law. Disclosure permitted by law includes information to our service providers, such as the transfer agent, custodian, shareholder communication firms, consultants and clearing firms. We only share with these service providers the information they need to provide those services and they are required to use this information only to provide the services. We maintain physical, electronic and procedural safeguards to ensure the integrity and confidentiality of your nonpublic personal information in the manner described above.

Item 2. Code of Ethics

(a). The Registrant's investment adviser as of the end of the period covered in this report has adopted a Code of Conduct Policy ("Code of Conduct") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b). There have been no amendments, during the period covered by the report, to a provision of its Code of Conduct that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party and that relates to any element of the Code of Conduct description.

(c). There have been no waivers granted, during the period covered by the report, including an implicit waiver, from a provision of the Code of Conduct to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


Item 3. Audit Committee Financial Expert.

As of the end of the period covered in this report, the Registrant's Board of Trustees has determined that W. Brian Barrett is qualified to serve as an audit committee financial expert serving on it's audit committee and that he is "independent."


Item 4. Principal Accountant Fees and Services

                                                 2002                 2003
                                                 ----                 ----
(a).        Audit Fees -                        $15,000             $36,000

(b).        Audit Related Fees -                $______             $______

(c).        Tax Fees -                          $3,600              $3,600

(d).        All Other Fees -                    $______             $______


Item 5. Audit Committee of Listed Registrants.

Not Applicable. Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not Applicable.


Item 9. Controls and Procedures.

      (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.

Exhibit 1. Code of Ethics.

Exhibit  2  (a).   Certification   required  pursuant  to  Section  302  of  the
Sarbanes-Oxley Act of 2002 are attached hereto.

Exhibit  2  (b).   Certification   required  pursuant  to  Section  906  of  the
Sarbanes-Oxley Act of 2002 are attached hereto.


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


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ASHPORT MUTUAL FUNDS
             --------------------

By (Signature and Title)* /S/JEFFREY CIMBAL, CHIEF FINANCIAL OFFICER
                          ------------------------------------------

Date JULY 28, 2004
     -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/DAVID VURGAIT, PRESIDENT
                          ---------------------------

Date JULY 28, 2004
     -------------


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